Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Walden Balanced Fund (WSBFX)

Boston Trust Walden SMID Cap Fund (WASMX)

Boston Trust Walden Small Cap Fund (BOSOX)

Boston Trust Walden International Equity Fund (WIEFX)

(each a “Fund,” collectively the “Funds”)

Supplement dated December 5, 2025
to the Summary Prospectus and Prospectus dated May 1, 2025, as supplemented from time to time

Effective December 31, 2025, the following portfolio manager changes will take place:

Boston Trust SMID Cap Fund, Boston Trust Walden SMID Cap Fund, and Boston Trust Walden Small Cap Fund:

Kenneth Scott will step down from his role as co-portfolio manager of these Funds. He will continue to serve as Co-Chief Executive Officer of Boston Trust Walden Company. His transition marks the completion of a multi-year evolution of the Small and SMID Cap Equity portfolio management team. Richard Williams, who has served as a co-portfolio manager since 2017 and the lead portfolio manager since 2024, will continue to work alongside co-portfolio managers Bradley Hunnewell and Leanne Moore.

Boston Trust Walden Balanced Fund:

Sean Cameron will assume the role of lead portfolio manager, succeeding Stephen Amyouny. Mr. Amyouny will continue to serve as a co-portfolio manager. He will also retain his roles as Chief Investment Officer and Co-Chief Executive Officer of Boston Trust Walden Company.

Nathaniel Riley will join Mr. Cameron, Mr. Amyouny, and Tchintcia Barros as a co-portfolio manager.

Boston Trust Walden International Equity Fund:

Nathaniel Riley will step down from his role as a co-portfolio manager. Kabir Goyal will assume the role of lead portfolio manager and will work alongside co-portfolio managers David Sandell and Aaron Ziulkowski.

As of December 31, 2025, the Summary Prospectuses and Prospectus of the Funds are amended as follows:

1. All references to Kenneth Scott are removed.

2. “Porfolio Management” on page 12 of the Prospectus with respect to the Boston Trust SMID Cap Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Richard Q. Williams, CFA, Since 2017
Co-Portfolio Managers:	Leanne Moore, Since 2020
Brad Hunnewell, CFA, Since 2024

3. “Porfolio Management” on page 15 of the Prospectus with respect to the Boston Trust Walden Balanced Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Sean A. Cameron, CFA, Since 2021
Co-Portfolio Managers:	Tchintcia S. Barros, CFA, Since 2021
Stephen J. Amyouny, CFA, Since 2021
Nathaniel J. Riley, CFA, Since 2025

4. “Porfolio Management” on page 25 of the Prospectus with respect to the Boston Trust Walden SMID Cap Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Richard Q. Williams, CFA, Since 2017
Co-Portfolio Managers:	Leanne Moore, Since 2020
Brad Hunnewell, CFA, Since 2024

5. “Porfolio Management” on page 28 of the Prospectus with respect to the Boston Trust Walden Small Cap Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Richard Q. Williams, CFA, Since 2017
Co-Portfolio Managers:	Leanne Moore, Since 2020
Brad Hunnewell, CFA, Since 2024

6. “Porfolio Management” on page 31 of the Prospectus with respect to the Boston Trust Walden International Equity Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kabir Goyal, CFA, Since 2024
Co-Portfolio Managers:	David A. Sandell, CFA, Since 2017
Aaron J. Ziulkowski, CFA, Since 2024

7. The listing of “Portfolio Managers” in the Prospectus, starting on page 50, will be revised as follows:

Boston Trust Walden Balanced Fund: Nathaniel J. Riley, CFA	Mr. Riley is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2010. He earned an MBA from the University of Chicago Booth School and a BA from Dartmouth College. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Please retain this supplement with your Summary Prospectus and Prospectus for future reference.

This Supplement dated December 5, 2025, and the Summary Prospectus, Prospectus, and SAI, each dated May 1, 2025, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Walden Balanced Fund (WSBFX)

Boston Trust Walden SMID Cap Fund (WASMX)

Boston Trust Walden Small Cap Fund (BOSOX)

Boston Trust Walden International Equity Fund (WIEFX)

(each a “Fund,” collectively the “Funds”)

Supplement dated December 5, 2025
to the Statement of Additional Information (“SAI”) dated May 1, 2025, as supplemented from time to time

Effective December 31, 2025, the following portfolio manager changes will take place:

Boston Trust SMID Cap Fund, Boston Trust Walden SMID Cap Fund, and Boston Trust Walden Small Cap Fund:

Kenneth Scott will step down from his role as co-portfolio manager of these Funds. He will continue to serve as Co-Chief Executive Officer of Boston Trust Walden Company. His transition marks the completion of a multi-year evolution of the Small and SMID Cap Equity portfolio management team. Richard Williams, who has served as a co-portfolio manager since 2017 and the lead portfolio manager since 2024, will continue to work alongside co-portfolio managers Bradley Hunnewell and Leanne Moore.

Boston Trust Walden Balanced Fund:

Sean Cameron will assume the role of lead portfolio manager, succeeding Stephen Amyouny. Mr. Amyouny will continue to serve as a co-portfolio manager. He will also retain his roles as Chief Investment Officer and Co-Chief Executive Officer of Boston Trust Walden Company.

Nathaniel Riley will join Mr. Cameron, Mr. Amyouny, and Tchintcia Barros as a co-portfolio manager.

Boston Trust Walden International Equity Fund:

Nathaniel Riley will step down from his role as a co-portfolio manager. Kabir Goyal will assume the role of lead portfolio manager and will work alongside co-portfolio managers David Sandell and Aaron Ziulkowski.

As of December 31, 2025, the SAI is amended as follows:

1. All references to Kenneth Scott are removed.

2. The Portfolio Manager Information on page 19 of the SAI with respect to the Funds is deleted and replaced by the following:

Boston Trust Walden Balanced Fund	Sean A. Cameron, CFA, Lead Portfolio Manager Stephen J. Amyouny, CFA, Co-Portfolio Manager Tchintcia S. Barros, CFA, Co-Portfolio Manager Nathaniel J. Riley, CFA, Co-Portfolio Manager
Boston Trust SMID Cap Fund Boston Trust Walden SMID Cap Fund	Richard Q. Williams, CFA, Lead Portfolio Manager Leanne Moore, Co-Portfolio Manager Brad Hunnewell, CFA, Co-Portfolio Manager
Boston Trust Walden Small Cap Fund	Richard Q. Williams, CFA, Lead Portfolio Manager Leanne Moore, Co-Portfolio Manager Brad Hunnewell, CFA, Co-Portfolio Manager

Boston Trust Walden International Equity Fund	Kabir Goyal, CFA, Lead Portfolio Manager David A. Sandell, CFA, Co-Portfolio Manager Aaron J. Ziulkowski, CFA, Co-Portfolio Manager

Please retain this supplement with your SAI for future reference.

This Supplement dated December 5, 2025, and the Summary Prospectus, Prospectus, and SAI, each dated May 1, 2025, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.